SCHEDULE OF RELATED PARTIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchases	$ 55,826	$ 63,664	$ 134,030	$ 75,431	$ 202,475	$ 718
Other purchases	2,654	69	5,920	69	12,323
Commission expense	21,942	62,557	55,884	176,666	405,351	316,267
Office rental expense	2,747		5,428
Other expenses	$ 21,901	$ 5,602	$ 44,081	11,203	100,915	718
Other income						4,345
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties					10,534	7,004
Accounts payable, related parties, current					25,611
Due to related parties					$ 4,880
TH3 Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3		Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3
Nature	Rental income	Rental income	Prepayment of IT expenses		Prepayment of IT expenses	IT support services fee
Due from related parties	$ 1,178		$ 1,178		$ 1,273
Office rental expense	67
Other expenses					56,450
TH3 Technology Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties					$ 1,273
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature			Deposits for products purchases		Deposits for products purchases	Purchases of beauty products
Due from related parties					$ 9,261
Purchases					3,975	$ 718
Other purchases					6,888
DSY Beauty Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties					9,261
Accounts payable, related parties, current					$ 224
DSY Wellness and Longevity Center Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC		Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature			Expenses paid for DSYWLC		Expenses paid for DSYWLC	Purchases of products for the provision of complementary health therapies
Due from related parties	239		$ 239
Other purchases					$ 4
DSY Wellness and Longevity Center Sdn Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship					Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	1,417		1,417		$ 10,534
Accounts payable, related parties, current	19,605		19,605		25,611
Due to related parties	1,030		$ 1,030		$ 4,880
CTA Nutriceuticals Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd		The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature			Purchases of products for the provision of complementary health therapies		Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Accounts payable, related parties, current	19,601		$ 19,601		$ 25,387
Purchases					198,376
CTA Nutriceuticals Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties, current					$ 25,387
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature			Purchases of beauty products		Purchases of beauty products	Purchase of products for general use
Accounts payable, related parties, current	4		$ 4		$ 224
DSY Beauty Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 2,147
CTA Nutriceuticals Asia Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd		The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature			Purchase of products for general use		Purchase of products for general use	Purchases of products for the provision of complementary health therapies
Due to related parties	391		$ 391		$ 2,149
Other purchases					$ 5,431
Relationship					The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
DSY Beauty Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Relationship			The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature			Purchase of products for general use		Purchase of products for general use
Due to related parties	316		$ 316		$ 2,147
How Kok Choong [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company		Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature			Commission expense		Commission expense	Commission expense
Due to related parties	323		$ 323		$ 584
Commission expense					16,590	$ 12,758
How Kok Choong [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties					584
How Kok Choong [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Commission expense	$ 1,626	$ 2,443	$ 3,538	$ 5,148	$ 16,590	$ 12,758
CTA Nutriceuticals Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchases	$ 55,614	$ 63,142	$ 116,269	$ 74,909
DSY Beauty Sdn Bhd Three [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Purchases of beauty products	Purchases of beauty products	Purchases of beauty products	Purchases of beauty products
Purchases	$ 212	$ 395	$ 17,761	$ 395
DSY Wellness and Longevity Center Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchases		$ 127		$ 127	$ 124
Other expenses	$ 8,254
CTA Nutriceuticals Asia Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use
Other purchases	$ 1,291		$ 2,233
CTA Nutriceuticals Asia Sdn Bhd One [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 2,149
DSY Beauty Sdn Bhd Four [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of Welltech are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use
Other purchases	$ 1,151	$ 69	$ 3,407	$ 69
D S Y Beauty Sdn Bhd Five [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use
Other purchases	$ 212		$ 280
How Kok Choong One [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature	Commission expense	Commission expense	Commission expense	Commission expense
Commission expense	$ 1,626	$ 2,443	$ 3,538	$ 5,148
Ando Design Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of Ando	Mr. How Kok Choong, the CEO and director of the Company is also a director of Ando	Mr. How Kok Choong, the CEO and director of the Company is also a director of Ando	Mr. How Kok Choong, the CEO and director of the Company is also a director of Ando
Nature	Rental income	Rental income	Rental income	Rental income
Office rental expense	$ 670		$ 1,340
Redboy Picture Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also a director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also a director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also a director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy
Nature	Rental income	Rental income	Rental income	Rental income	Sponsorship fee	Sponsorship fee
Office rental expense	$ 2,010		$ 4,021
Other expenses					$ 22,686	$ 718
T H 3 Technology Sdn Bhd Th 3 [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3
Nature			Rental income	Rental income
Office rental expense			$ 67
TH3 Technology Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3
Nature	IT support services fee	IT support services fee	IT support services fee	IT support services fee
Other expenses	$ 13,647		$ 27,718
D S Y Wellnessand Longevity Center Sdn Bhd Dsywlc Two [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature	Office rental expense	Office rental expense	Office rental expense
Other expenses		$ 5,602	$ 16,363	$ 11,203
D S Y Wellnessand Longev [Member]
Related Party Transaction [Line Items]
Nature				Office rental expense
Agape A T P Asia Limited [Member]
Related Party Transaction [Line Items]
Relationship					Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia
Nature					Expenses paid for AATP Asia	Expenses paid for AATP Asia
Agape A T P Asia Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 2,214
Hostastay Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship					Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Nature					Sublease rent due from Hostastay	Sublease rent due from Hostastay
Hostastay Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 4,790
Hostastay Sdn Bhd Hostastay [Member]
Related Party Transaction [Line Items]
Relationship					Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Nature					Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Other income						$ 4,345
D S Y Wellness And Longevity Center Sdn Bhd Three [Member]
Related Party Transaction [Line Items]
Relationship					Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.
Nature					Office rental expenses	Office rental expenses
Other expenses					$ 21,779